Laurie Dee +1.714.830.0679 laurie.dee@morganlewis.com

January 19, 2017

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Investment Managers Series Trust (File Nos. 333-122901 and 811-21719) Filing Pursuant to Rule 485(b)

Dear Sir or Madam:

On behalf of our client, Investment Managers Series Trust (the “Registrant”), we are filing Post-Effective Amendment No. 823 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 836 to the Registrant’s Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Institutional Class shares of the Registrant’s Zacks Dividend Fund (the “Fund”).

The Amendment is being filed for the purpose of responding to comments received on the Registrant’s Post-Effective Amendment No. 813 filing, filed with the Commission on November 23, 2016, and to complete other non-material information contained in the prospectus and statement of additional information for the Fund. As noted on the facing page to the Amendment, the Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to become effective January 31, 2017. We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Sincerely,

/s/ Laurie Dee
Laurie Dee

Morgan, Lewis & Bockius llp

300 South Grand Avenue
Twenty-Second Floor
Los Angeles, CA 90071-3132	+1.213.612.2500
United States	+1.213.612.2501